IMPAIRMENT OF NON-FINANCIAL ASSETS - Changes In Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	$ 2,464.3	$ 1,173.2
Business combinations (Note 2)		1,812.4
Foreign currency exchange differences	223.2	(33.5)
Goodwill at the end of the period	2,663.3	2,464.3
Civil Aviation
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	1,046.8	789.2
Goodwill at the end of the period	1,125.6	1,046.8
Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	1,305.8	279.3
Goodwill at the end of the period	1,417.3	1,305.8
Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	111.7	104.7
Goodwill at the end of the period	120.4	111.7
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Business combinations (Note 2)		1,316.8
Foreign currency exchange differences	$ 163.2	$ (25.7)